UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE



Report for the Calendar Year or Quarter Ended:        March 31, 2009
                                                   -----------------

Check here if Amendment [  ]; Amendment Number:
                                                   -----------------

     This Amendment (check only one):  [  ] is a restatement
                                       [  ] add new holdings entries

Institutional Investment Manager Filing this Report:

Name:           PI Investment Management Limited
                -------------------------------------------
Address:        5th Floor, Alexandra House, The Sweepstakes
                -------------------------------------------
                Ballsbridge, Dublin 4, IRELAND
                -------------------------------------------

Form 13F File Number:   028-11988
                        ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:


Name:           Shauneen Kay
                ------------------------
Title:          Chief Compliance Officer
                ------------------------
Phone:          011 353 1 6699223
                -----------------------

Signature, Place and Date of Signing:


           /s/ Shauneen Kay             Dublin, Ireland           05/01/09
      -------------------------     ---------------------     ----------------
             [Signature]                [City, State]              [Date]

Report Type (Check only one)
----------------------------


[X] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:



Number of Other Included Managers:                        0
                                                 --------------------

Form 13F Information Table Entry Total:                  27
                                                 --------------------

Form 13F Information Table Value Total:               $333,192
                                                 --------------------
                                                     (thousands)




List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.


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

Note                                                                                                  Column 8  Column 8  Column 8
                                  Title of                Value      No. of    Investment    Other     Voting    Voting    Voting
     Stock Name                    Class        CUSIP     (USD)      Shares    Discretion  Managers     Sole     Shared     None
     ----------                    -----        -----     -----      ------    ----------  --------     ----     ------     ----

     AFLAC INC                    Common      001055102     7,679     396,648     Sole       None     396,648
     ALTRIA GROUP INC             Common      02209S103     9,452     590,011     Sole       None     590,011
     AUTOMATIC DATA PROCESSING    Common      053015103    13,350     379,697     Sole       None     379,697
     BECTON DICKINSON & CO        Common      075887109    11,966     177,966     Sole       None     177,966
     CISCO SYSTEMS INC            Common      17275R102    11,748     700,539     Sole       None     700,539
     EMERSON ELECTRIC CO          Common      291011104    14,039     491,233     Sole       None     491,233
     EXXON MOBIL CORP             Common      30231G102    12,826     188,333     Sole       None     188,333
     FISERV INC                   Common      337738108    10,865     298,007     Sole       None     298,007
     GENERAL DYNAMICS CORP        Common      369550108    13,396     322,089     Sole       None     322,089
     HEWLETT-PACKARD CO           Common      428236103     9,855     307,390     Sole       None     307,390
     ILLINOIS TOOL WORKS          Common      452308109     8,521     276,211     Sole       None     276,211
     JOHNSON & JOHNSON            Common      478160104    32,399     615,944     Sole       None     615,944
     JOHNSON CONTROLS INC         Common      478366107     7,646     637,173     Sole       None     637,173
     M & T BANK CORP              Common      55261F104     7,290     161,146     Sole       None     161,146
     MCDONALD'S CORP              Common      580135101     8,661     158,712     Sole       None     158,712
     MEDTRONIC INC                Common      585055106    12,169     412,911     Sole       None     412,911
     MICROSOFT CORP               Common      594918104    11,212     610,327     Sole       None     610,327
     NIKE INC                     Class B     654106103    12,540     267,443     Sole       None     267,443
     OMNICOM GROUP                Common      681919106     8,419     359,788     Sole       None     359,788
     PHILIP MORRIS INTERNATIONAL  Common      718172109    21,086     592,644     Sole       None     592,644
     REPUBLIC SERVICES INC        Common      760759100     8,068     470,459     Sole       None     470,459
     ROCKWELL COLLINS INC         Common      774341101     9,869     302,358     Sole       None     302,358
     SYSCO CORP                   Common      871829107     6,124     268,599     Sole       None     268,599
     TARGET CORP                  Common      87612E106     9,529     277,082     Sole       None     277,082
     WALGREEN CO                  Common      931142103    16,385     631,164     Sole       None     631,164
     WAL-MART STORES INC          Common      931422109    32,227     618,563     Sole       None     618,563
     WELLS FARGO & CO             Common      949746101     5,871     412,316     Sole       None     412,316

                                                          333,192
